Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues		$ 219,330	$ 946,466	$ 370,411
Selling, general and administrative expenses	(387,160)	(1,903,554)	(873,750)	(900,105)
Provision for doubtful debts		(1,181,916)
(Loss)/income from operations	(387,160)	(2,866,140)	72,716	(529,694)
Other income		181,355		830,149
Interest income		6,932
Interest expense		(61,997)
Total other income		126,290		830,149
(Loss)/income before tax	(387,160)	(2,739,850)	72,716	300,455
Income taxes
Net (loss)/income after tax	(387,160)	(2,739,850)	72,716	300,455
Foreign exchange adjustment	77,667	15,586
Comprehensive (loss)/income for the year	$ (309,493)	$ (2,724,264)	$ 72,716	$ 300,455
Basic and diluted (loss)/income per ordinary share	$ (0.024)	$ (0.145)	$ 0.004	$ 0.006
Basic and diluted average number of ordinary shares outstanding	16,191,529	18,935,057	16,191,529	43,563,291